MEKETA INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

PUBLIC INFRASTRUCTURE INVESTMENTS - 10.7%
COMMON STOCKS - 10.7%	Shares	Value
ENERGY - 1.6%
OIL & GAS PRODUCERS - 1.6%
Cheniere Energy, Inc.	692	$165,395
Enbridge, Inc.	8,787	476,492
Kinder Morgan, Inc.	7,597	242,876
ONEOK, Inc.	2,388	207,613
TC Energy Corporation	4,124	273,092
Williams Companies, Inc. (The)	4,645	345,309
		1,710,777
HEALTH CARE - 0.4%
HEALTH CARE PROVIDERS & SERVICES - 0.4%
HCA Healthcare, Inc.	1,090	424,980

INDUSTRIALS - 2.6%
TRANSPORTATION & LOGISTICS - 2.4%
Canadian Pacific Kansas City Ltd.	3,768	326,668
CSX Corporation	7,291	346,541
Norfolk Southern Corporation	1,000	314,590
Transurban Group	84,237	838,231
Union Pacific Corporation	2,493	678,096
		2,504,126
TRANSPORTATION EQUIPMENT - 0.2%
Canadian National Railway Company	2,224	265,397

REAL ESTATE - 2.6%
REAL ESTATE OWNERS & DEVELOPERS - 1.1%
Aena SME S.A.	26,632	810,791
Auckland International Airport Ltd.	80,780	382,941
		1,193,732
REITs - 1.5%
American Tower Corporation	3,697	604,718
Crown Castle, Inc.	7,507	568,505
SBA Communications Corporation - Class A	2,200	388,212
		1,561,435

MEKETA INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 10.7% (Continued)	Shares	Value
UTILITIES - 3.5%
ELECTRIC UTILITIES - 2.4%
Constellation Energy Corporation	2,694	$669,109
Iberdrola S.A.	19,667	490,496
National Grid plc	30,398	503,199
NextEra Energy, Inc.	5,062	444,292
Sempra	4,173	386,879
		2,493,975
GAS & WATER UTILITIES - 1.1%
American Water Works Company, Inc.	4,466	587,636
Atmos Energy Corporation	3,437	592,092
		1,179,728

TOTAL PUBLIC INFRASTRUCTURE INVESTMENTS (Cost $9,497,619)		$11,334,150

PRIVATE INFRASTRUCTURE INVESTMENTS - 63.0%	Principal Value	Value
INFRASTRUCTURE CREDIT INSTRUMENTS - 4.7%
Ares (IDF VI USD No. 1 L), L.P., 9.23%, due 12/20/2031(a)(b)	$2,012,070	$2,007,040
Ares (IDF VI USD No. 1 U), L.P., 9.23%, due 12/20/2031(a)(b)	2,987,930	2,980,460
		4,987,500

	Shares	Value
PORTFOLIO COMPANIES - 50.1%
ACTE II Starship Co-Invest, L.P. (b)(c)(d)(e)	–	$3,776,129
Ara Lincoln Co-Invest, L.P. (b)(c)(d)(e)	–	959,340
Ara NWP Co-Investment, L.P. (b)(c)(d)(e)	–	2,660,821
Ares SB Co-Investment Fund II, L.P. (b)(c)(d)(e)	–	3,339,082
BGIF IV PTI Co-Invest, LLC (b)(c)(d)(e)	–	6,513,704
BGIF IV Venus Alternative 2, L.P. (b)(c)(d)(e)	–	8,081,262
BP-Alyeschem Coinvestor Aggregator I Blocker, Inc. (a)(b)(c)(d)	–	2,760,331
ISQ Aldebaran Co-Invest Feeder, L.P. (b)(c)(d)(e)	–	4,343,325
ISQ Coral Co-Invest Fund, L.P. (b)(c)(d)(e)	–	3,449,855
KKR Elbe Aggregator, L.P. (b)(c)(d)(e)	–	3,417,474

MEKETA INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS (Continued)

PRIVATE INFRASTRUCTURE INVESTMENTS - 63.0% (Continued)	Shares	Value
PORTFOLIO COMPANIES - 50.1% (Continued)
Seraya Sentient, L.P. (b)(c)(d)(e)	–	$1,410,287
Stonepeak Ascend (Co-Invest) Holdings (CYM), L.P. (a)(b)(c)(e)	–	3,885,526
Stonepeak Digital Edge (Co-Invest) Holdings IV, L.P., SPV (b)(c)(d)(e)	–	1,459,080
Stonepeak Indigo (Co-Invest) Holdings II, L.P. (b)(c)(d)(e)	–	3,290,637
Stonepeak Node (Co-Invest) Holdings L.P. (b)(c)(d)(e)	–	3,781,747
		53,128,600
PORTFOLIO FUNDS - 8.2%
Stonepeak Infrastructure Funds IV, L.P. (b)(c)(d)(e)	–	8,714,681

TOTAL PRIVATE INFRASTRUCTURE INVESTMENTS (Cost $60,682,551)		$66,830,781

MEKETA INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET SECURITIES - 26.2%	Shares	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 3.55% (f) (Cost $27,789,909)	27,789,909	$27,789,909

TOTAL INVESTMENTS AT VALUE - 99.9% (Cost $97,970,079)		$105,954,840

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		132,927

NET ASSETS - 100.0%		$106,087,767

(a)	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $11,633,357, which represents 11.0% of total net assets of the Fund.
(b)	Restricted investments as to resale. The total value of these securities is $66,830,781, which represents 63.0% of total net assets of the Fund.
(c)	Non-income producing security.
(d)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(e)	Investment does not issue shares.
(f)	The rate shown is the 7-day effective yield as of June 30, 2026.

LLC	-	Limited Liability Company.
L.P.	-	Limited Partnership.
plc	-	Publicly Limited Company.
REIT	-	Real Estate Investment Trust.
S.A.	-	Societe Anonyme.

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

MEKETA INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS (Continued)

Additional information on the restricted investments held by the Fund at June 30, 2026 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Infrastructure Credit Investments
Ares (IDF VI USD No. 1 L), L.P., 9.23%, due 12/20/2031	9/9/2025	$2,021,202	$2,007,040	1.9%
Ares (IDF VI USD No. 1 U), L.P., 9.23%, due 12/20/2031	9/9/2025	3,001,491	2,980,460	2.8%

Portfolio Companies
ACTE II Starship Co-Invest, L.P.	10/16/2025	3,656,759	3,776,129	3.6%
Ara Lincoln Co-Invest, L.P.	1/9/2025	910,935	959,340	0.9%
Ara NWP Co-Investment, L.P.	7/2/2025	2,502,826	2,660,821	2.5%
Ares SB Co-Investment Fund II, L.P.	8/26/2025	3,022,861	3,339,082	3.1%
BGIF IV PTI Co-Invest, LLC	5/30/2024	5,626,741	6,513,704	6.1%
BGIF IV Venus Alternative 2, L.P.	6/12/2025	6,542,586	8,081,262	7.6%
BP-Alyeschem Coinvestor Aggregator I Blocker, Inc.	8/29/2025	2,334,904	2,760,331	2.6%
ISQ Aldebaran Co-Invest Feeder, L.P.	6/3/2024	4,264,738	4,343,325	4.1%
ISQ Coral Co-Invest Fund, L.P.	6/2/2025	2,726,955	3,449,855	3.3%
KKR Elbe Aggregator, L.P.	7/28/2025	3,254,736	3,417,474	3.2%
Seraya Sentient, L.P.	8/4/2025	1,126,228	1,410,287	1.3%
Stonepeak Ascend (Co-Invest) Holdings (CYM), L.P.	4/9/2026	4,029,765	3,885,526	3.7%
Stonepeak Digital Edge (Co-invest) Holdings IV, L.P., SPV	12/23/2024	791,579	1,459,080	1.4%
Stonepeak Indigo (Co-Invest) Holdings II, L.P.	6/13/2025	3,137,933	3,290,637	3.1%
Stonepeak Node (Co-Invest) Holdings L.P.	12/3/2025	3,536,853	3,781,747	3.6%

Portfolio Funds
Stonepeak Infrastructure Funds IV, L.P.	4/1/2026	8,193,459	8,714,681	8.2%
		$60,682,551	$66,830,781	63.0%